CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,892,171)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	166,814
Amortization of finance right-of-use asset	180,207
Amortization of operating right-of-use asset	135,965
Noncash interest	1,101,056
Noncash expense	100,000
Loss on disposal of property and equipment	117,449
Bad debt expense	138,850
Stock-based compensation	226,135
Change in Earnout Liability	(1,500,000)
Change in fair value of debt	1,827,000
Change in fair value of warrant liability	842,559
Impairment of assets	273,746
Changes in operating assets and liabilities:
Accounts receivable	41,546
Inventory	(118,244)
Prepaid expenses and other current assets	275,672
Accounts payable	(791,916)
Accrued expenses	708,295
Operating lease liability	74,733
Net cash used in operating activities	(3,092,304)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(974,630)
Net cash used in investing activities	(974,630)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments on finance lease obligations	(274,094)
Principal payments on equipment financing obligation	(14,794)
Net cash provided by financing activities	(288,888)
Net increase (decrease) in cash and cash equivalents	(4,355,822)
Cash and cash equivalents at beginning of year	15,916,141
Cash and cash equivalents at end of year	$ 11,560,319